INCOME TAXES (Details Narrative)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CALIFORNIA
IfrsStatementLineItems [Line Items]
Applicable tax rate	26.50%	26.50%	26.50%